`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     July 1, 2008

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:		221311

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      488    14474 SH       SOLE                                      14474
Allegheny Technologies Inc     COM              01741R102      280     4730 SH       SOLE                                       4730
Amgen Inc                      COM              031162100     2373    50323 SH       SOLE                                      50323
Anadarko Pete Corp Com         COM              032511107      305     4070 SH       SOLE                                       4070
Apple Computers                COM              037833100      252     1508 SH       SOLE                                       1508
Bank Of America Corp New       COM              060505104      463    19390 SH       SOLE                                      19390
Berkshire Hathaway Inc Del Cl  COM              084670108     3139       26 SH       SOLE                                         26
Berkshire Hathaway Inc Del Cl  COM              084670207    16762     4178 SH       SOLE                                       4178
Burlington Nrthn Santa         COM              12189T104      240     2400 SH       SOLE                                       2400
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
ChevronTexaco Corp Com         COM              166764100    13442   135597 SH       SOLE                                     135597
Cisco Sys Inc                  COM              17275R102     4886   210040 SH       SOLE                                     210040
Coca-Cola                      COM              191216100     2852    54861 SH       SOLE                                      54861
Colgate Palmolive              COM              194162103      207     2996 SH       SOLE                                       2996
Colonial Bancorp Inc Com       COM              195493309       72    16181 SH       SOLE                                      16181
ConocoPhillips Com             COM              20825C104    10705   113408 SH       SOLE                                     113408
Csx Corp Com                   COM              126408103      482     7680 SH       SOLE                                       7680
Dell Computer                  COM              24702R101     2343   107069 SH       SOLE                                     107069
Du Pont E I De Nemours Com     COM              263534109      280     6523 SH       SOLE                                       6523
Duke Energy Corp               COM              26441c105      203    11707 SH       SOLE                                      11707
Exxon Mobil Corp Com           COM              30231G102    22914   260001 SH       SOLE                                     260001
FPL Group Inc.                 COM              302571104      345     5268 SH       SOLE                                       5268
Fuelnation Inc Com New         COM              359528205        0    10000 SH       SOLE                                      10000
General Electric Co            COM              369604103     5121   191853 SH       SOLE                                     191853
Global Crossing                COM              G3921A100        0    13195 SH       SOLE                                      13195
Hershey Foods Corp Com         COM              427866108      480    14645 SH       SOLE                                      14645
Home Depot                     COM              437076102     2953   126097 SH       SOLE                                     126097
International Pwr Grou Com     COM              46018A100        1    11525 SH       SOLE                                      11525
Johnson & Johnson              COM              478160104     9571   148760 SH       SOLE                                     148760
Kinder Morgan Mgmt Llc Shs     COM              49455U100     1059    19670 SH       SOLE                                      19670
Lowes Cos Inc Com              COM              548661107     1178    56794 SH       SOLE                                      56794
Microsoft                      COM              594918104     4160   151227 SH       SOLE                                     151227
Nokia Corp Sponsored Adr       COM              654902204     3856   157376 SH       SOLE                                     157376
Oil Svc Holdrs Tr Depostry Rcp COM              678002106      222     1000 SH       SOLE                                       1000
Oneok Inc                      COM              682680103      217     4454 SH       SOLE                                       4454
Oracle Corp Com                COM              68389X105     5147   245092 SH       SOLE                                     245092
Pepsico                        COM              713448108     4373    68763 SH       SOLE                                      68763
Pfizer                         COM              717081103     3048   174446 SH       SOLE                                     174446
Proctor & Gamble               COM              742718109     2884    47428 SH       SOLE                                      47428
Provident Energy Tr Unit       COM              74386K104     1715   150005 SH       SOLE                                     150005
SLM Corp                       COM              78442P106     3708   191650 SH       SOLE                                     191650
Southern Co Com                COM              842587107      351    10055 SH       SOLE                                      10055
Spdr Gold Tr Gold Shs          COM              78463V107    14962   163700 SH       SOLE                                     163700
Tompkins Trust Co Inc Com      COM              890110109      352     9461 SH       SOLE                                       9461
Union Pac Corp Com             COM              907818108      474     6280 SH       SOLE                                       6280
United Healthcare Corp Com     COM              91324P102     2607    99322 SH       SOLE                                      99322
Vanguard Intl Eqty Idx Emr Mkt COM              922042858     7812   166932 SH       SOLE                                     166932
Vanguard Whitehall Fds High Di COM              921946406      555    12964 SH       SOLE                                      12964
Wal-Mart Stores Inc            COM              931142103      256     4552 SH       SOLE                                       4552
Walgreens, Inc.                COM              931422109     1412    43428 SH       SOLE                                      43428
iShares Comex Gold Tr Ishares  COM              464285105     3364    36870 SH       SOLE                                      36870
iShares Gsci Comm Idx Unit Ben COM              46428R107    12254   163580 SH       SOLE                                     163580
iShares Tr Dj Us Energy        COM              464287796      335     2210 SH       SOLE                                       2210
iShares Tr Msci Emerg Mkt      COM              464287234      442     3260 SH       SOLE                                       3260
iShares Tr Msci Val Idx        COM              464288877    17171   281913 SH       SOLE                                     281913
iShares Tr S&P 100 Idx Fd      COM              464287101     6286   108116 SH       SOLE                                     108116
iShares Tr S&P Gbl Energy      COM              464287341    19952   130746 SH       SOLE                                     130746